Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As at December 31, 2023, the Company had under construction two dual fuel LNG powered aframax tankers, two DP2 suezmax shuttle tankers, two suezmax tankers and two MRs.

The total contracted amount remaining to be paid for the eight vessels under construction plus the extra costs agreed as at December 31, 2023, were $527,251. The amount of $184,773 is due to be paid in 2024, $289,760 in 2025 and $52,718 in 2026.

On December 21, 2023, the Company agreed to acquire five vessels for the amount of $350,000 in total, from Norway’s Viken Crude AS. The fleet is comprised of two 2023-built dual-fuel LNG LR2 aframaxes, one 2019-built super-eco suezmax and two 1A ice-class scrubber-fitted aframaxes built in 2018 and 2019 respectively. The Company has secured debt financing amounting to $245.0 million (Note 6). The expected delivery dates of the vessels are from early April 2024 till June 2024.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners. In 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company began investigating these matters. The Company is always committed to doing business in accordance with anti-corruption laws and is cooperating with these agencies.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2023, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2024	$375,377
2025	195,030
2026	123,575
2027	104,049
2028	79,588
2029 to 2038	263,037
Minimum charter revenues	$1,140,656